The JPM Institutional Funds
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

December 20, 1996

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE: Rule 24f-2 Notice for The JPM Institutional Funds with respect to:
         The JPM Institutional Treasury Money Market Fund
         The JPM Institutional Short Term Bond Fund
         The JPM Institutional Bond Fund
         The JPM Institutional International Equity Fund
         The JPM Institutional Emerging Markets Equity Fund
         (Registration Statement File No. 33-54642)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within two months of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.       Name and address of Issuer:        The JPM Institutional Funds
                                            60 State Street, Suite 1300
                                            Boston, MA  02109

2.       Name of each series or class of funds for which this notice is filed:

         The JPM Institutional Treasury Money Market Fund
         The JPM Institutional Short Term Bond Fund
         The JPM Institutional Bond Fund
         The JPM Institutional International Equity Fund
         The JPM Institutional Emerging Markets Equity Fund

3.       Investment Company Act File Number:  811-07342
         Securities Act File Number:  33-54642

4.       Last day of fiscal year for which this notice is filed:October 31, 1996

5.       Not applicable

6.       Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: None

9. Number and aggregate sale price of securities sold during the fiscal year:

         The JPM Institutional Treasury Money
           Market Fund                            285,173,420      $285,173,420
         The JPM Institutional Short Term
           Bond Fund                                5,145,715        50,306,760
         The JPM Institutional Bond Fund           48,461,921       477,260,222
         The JPM Institutional International
           Equity Fund                             28,823,191       319,281,413
         The JPM Institutional Emerging Markets
           Equity Fund                             19,044,111       194,711,896
                                                  -----------      ------------
                                                  386,648,358    $1,326,733,711
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Division of Investment Management
Securities and Exchange Commission
December 20, 1996
Page 2


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

         The JPM Institutional Treasury Money
           Market Fund                           285,173,420       $285,173,420
         The JPM Institutional Short Term
           Bond Fund                               5,145,715         50,306,760
         The JPM Institutional Bond Fund          48,461,921        477,260,222
         The JPM Institutional International
           Equity Fund                            28,823,191        319,281,413
         The JPM Institutional Emerging Markets
           Equity Fund                            19,044,111        194,711,896
                                                 -----------       ------------
                                                 386,648,358     $1,326,733,711

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans:

         The JPM Institutional Treasury Money
           Market Fund                             3,692,242        $ 3,692,242
         The JPM Institutional Short Term
           Bond Fund                                  61,608            605,323
         The JPM Institutional Bond Fund           2,139,332         20,903,142
         The JPM Institutional International
           Equity Fund                               509,062          5,467,324
         The JPM Institutional Emerging Markets
           Equity Fund                                55,093            557,720
                                                                    -----------
                                                                    $31,225,751

12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year in reliance on Rule 24f-2
                  (from Item 10):                                $1,326,733,711

         (ii)     Aggregate price of shares issued in connection
                  with dividend reinvestment plans (from Item 11,
                  if applicable):                                +   31,225,751

         (iii)    Aggregate price of shares redeemed or repurchased
                  during the fiscal year (if applicable):        -  684,667,561

         (iv)     Aggregate price of shares redeemed or repurchased
                  and previously applied as a reduction to filing
                  fees pursuant to Rule 24e-2 (if applicable):    +           0

         (v)      Net aggregate  price of securities  sold and
                  issued during the fiscal year in reliance on
                  Rule 24f-2  (line (i),  plus line (ii), less
                  line (iii), plus line (iv) (if applicable))       673,291,901

         (vi)     Multiplier prescribed by Section 6(b) of the
                  Securities Act of 1933 or other applicable law
                  or regulation:                                 x    .00030303

         (vii)    Fee due (line (i) or line (v) multiplied by
                  line (vi)):                                    $   204,027.85

13.      Date of wire transfer of filing to the Commission's lockbox depository:
         December 19, 1996

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Division of Investment Management
Securities and Exchange Commission
December 20, 1996
Page 3


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.
Very truly yours,

THE JPM INSTITUTIONAL FUNDS



By:  /s/ Richard W. Ingram
Richard W. Ingram
President and Treasurer